Document and Entity Information	Sep. 11, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 11, 2015
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Sep. 11, 2015
Document Effective Date	Sep. 11, 2015
Prospectus Date	May 01, 2015
Royce CRK Prospectus | Royce 100 Fund | R Class
Prospectus:
Trading Symbol	ROHRX
Royce CRK Prospectus | Royce 100 Fund | K Class
Prospectus:
Trading Symbol	ROHKX